Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Carrying Value	$ 14,028,352,000	$ 14,208,658,000
Fair Value	13,728,601,000	12,963,999,000
Current portion of long-term debt	0	96,572,000
Total long-term debt, excluding current portion	14,028,352,000	14,112,086,000
Intelsat S.A [Member]
Debt Instrument [Line Items]
Carrying Value	253,417,000	0
Fair Value	590,427,000	0
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Carrying Value	1,616,631,000	3,268,870,000
Fair Value	1,523,010,000	1,944,769,000
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Carrying Value	0	96,650,000
Fair Value	0	94,717,000
Unamortized prepaid debt issuance costs and discount	0	(78,000)
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member]
Debt Instrument [Line Items]
Carrying Value	421,219,000	2,000,000,000
Fair Value	381,203,000	1,070,000,000
Unamortized prepaid debt issuance costs	(2,062,000)	(13,325,000)
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	1,000,000,000	1,000,000,000
Fair Value	765,000,000	515,000,000
Unamortized prepaid debt issuance costs	(7,256,000)	(8,562,000)
Intelsat Luxembourg [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Carrying Value	403,350,000	403,350,000
Fair Value	376,807,000	265,052,000
Unamortized prepaid debt issuance costs and discount	(198,620,000)	(209,165,000)
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	1,000,000,000
Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Carrying Value	1,215,096,000	464,784,000
Fair Value	1,062,500,000	640,406,000
Intelsat Connect Finance S.A [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Carrying Value	(315,530,000)	(1,209,646,000)
Fair Value	(462,130,000)	(845,917,000)
Intelsat Connect Finance S.A [Member] | 7.75% Senior Notes due June 2021 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Fair Value	0	(523,855,000)
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Carrying Value	182,000,000
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due April 2022 [Member]
Debt Instrument [Line Items]
Carrying Value	0	731,892,000
Fair Value	0	640,406,000
Unamortized prepaid debt issuance costs and discount	0	(267,108,000)
Intelsat Connect Finance S.A [Member] | 7.75% Senior Notes due June 2021 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Carrying Value	0	(979,168,000)
Unamortized prepaid debt issuance costs	0	6,524,000
Intelsat Connect Finance And Intelsat Jackson [Member] | 8.125% Senior Notes due June 2023 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Fair Value	(85,422,000)	(57,506,000)
Intelsat Connect Finance And Intelsat Jackson [Member] | 8.125% Senior Notes due June 2023 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Carrying Value	(111,663,000)	(111,663,000)
Unamortized prepaid debt issuance costs	810,000	956,000
Intelsat Connect Finance And Intelsat Jackson [Member] | Twelve Point Five Percentage Senior Notes [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs and discount	0	67,525,000
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Carrying Value	11,258,738,000	11,684,650,000
Fair Value	11,014,794,000	11,224,741,000
Intelsat Jackson [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Carrying Value	220,600,000
Intelsat Jackson [Member] | 9.5% Senior Secured Notes due September 2022 [Member]
Debt Instrument [Line Items]
Carrying Value	490,000,000	490,000,000
Fair Value	556,150,000	565,950,000
Unamortized prepaid debt issuance costs and discount	(14,545,000)	(17,556,000)
Intelsat Jackson [Member] | 8.00% Senior Secured Notes due February 2024 [Member]
Debt Instrument [Line Items]
Carrying Value	1,349,678,000	1,349,678,000
Fair Value	1,390,168,000	1,423,910,000
Unamortized prepaid debt issuance costs and premium	(4,671,000)	(5,378,000)
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Carrying Value	0	2,200,000,000
Fair Value	0	2,068,000,000
Unamortized prepaid debt issuance costs and premium	0	(5,151,000)
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Carrying Value	0	1,150,000,000
Fair Value	0	1,040,750,000
Unamortized prepaid debt issuance costs	0	(5,415,000)
Intelsat Jackson [Member] | 5.5% Senior Notes due August 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	1,985,000,000	2,000,000,000
Fair Value	1,717,025,000	1,630,000,000
Unamortized prepaid debt issuance costs	(10,859,000)	(12,977,000)
Intelsat Jackson [Member] | 9.75% Senior Notes due July 2025 [Member]
Debt Instrument [Line Items]
Carrying Value	1,485,000,000	1,500,000,000
Fair Value	1,488,713,000	1,455,000,000
Unamortized prepaid debt issuance costs	(18,230,000)	(20,315,000)
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member]
Debt Instrument [Line Items]
Carrying Value	0	1,095,000,000
Fair Value	0	1,093,631,000
Unamortized prepaid debt issuance costs and discount	0	(4,636,000)
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due November 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	2,000,000,000	2,000,000,000
Fair Value	1,940,000,000	1,947,500,000
Unamortized prepaid debt issuance costs and discount	(26,965,000)	(28,600,000)
Intelsat Jackson [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	111,700,000
Intelsat Connect Finance, Intel Jackson And Intelsat Envision [Member] | 12.5% Senior Notes due November 2024 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Carrying Value	(403,245,000)	(402,595,000)
Fair Value	(376,708,000)	(264,556,000)
Unamortized prepaid debt issuance costs and discount	198,568,000	208,775,000
Convertible Debt [Member] | Intelsat S.A [Member] | Convertible Senior Notes Due June 2025 [Member]
Debt Instrument [Line Items]
Carrying Value	402,500,000	0
Fair Value	590,427,000	0
Unamortized prepaid debt issuance costs and discount	(149,083,000)	0
Senior Notes [Member] | Intelsat Connect Finance S.A [Member] | Senior Notes Due February 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	1,250,000,000	0
Fair Value	1,062,500,000	0
Unamortized prepaid debt issuance costs and discount	(34,904,000)	0
Senior Notes [Member] | Intelsat Jackson [Member] | Senior Notes Due October 2024 [Member]
Debt Instrument [Line Items]
Carrying Value	2,950,000,000	0
Fair Value	2,832,000,000	0
Unamortized prepaid debt issuance costs and premium	(15,310,000)	0
Secured Debt [Member] | Line of Credit [Member] | Intelsat Jackson [Member] | Senior Secured Credit Facilities Due January 2024 [Member]
Debt Instrument [Line Items]
Carrying Value	395,000,000	0
Fair Value	395,988,000	0
Unamortized prepaid debt issuance costs and discount	(1,933,000)	0
Secured Debt [Member] | Line of Credit [Member] | Intelsat Jackson [Member] | Senior Secured Credit Facilities Due January 2024, 6.625% [Member]
Debt Instrument [Line Items]
Carrying Value	700,000,000	0
Fair Value	694,750,000	0
Unamortized prepaid debt issuance costs and discount	$ (3,427,000)	$ 0